[CIGNA TREE LOGO GRAPHIC APPEARS HERE]


                                                         CIGNA VARIABLE PRODUCTS
                                                              S&P 500 INDEX FUND



                                                                   ANNUAL REPORT




                                                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND MANAGEMENT DISCUSSION AND ANALYSIS  1
   (UNAUDITED)


We began 1998 unclear as to how the economic turmoil in Asian markets would impact US economic growth. Anticipating increased foreign competition as a result of lower world prices and weakening foreign export demand we expected positive but more normal returns to US equity markets over the year. This expectation fell far short of actual returns. While unable to match the incredible returns of 1997, the S&P 500 produced an unprecedented fourth consecutive year of better than 20% returns. However, the path of US equity markets in providing these annual results was less than smooth, reflecting wild swings in investor sentiment in response to notable world events. For the 12-month period ended December 31, 1998, CIGNA Variable Products S&P 500 Index Fund's return, after expenses and allowing for the reinvestment of dividends, was 28.60%, slightly exceeding the 28.57% total return of the S&P 500 Index.

For the better part of the year Asian markets had only a minor negative impact on a US economy which has become less dependent on basic industrial production for growth. Indeed, conditions of low inflation, decreasing interest rates and steady corporate profits responsible for strength in the US equity market for the last three years remained intact as US consumers found themselves net beneficiaries of lower world prices associated with economic duress in Asia. Conditions were suddenly reversed in the third quarter with the combination of several events. Russia defaulted on its debt, Latin America experienced weakening, Japan announced reforms deemed to be trivial, and Long Term Capital, a major US hedge fund, nearly folded as a result of its exposure to emerging market debts. The S&P 500, which had reached new highs in July, found itself underwater for the year at the end of August.

At the end of the third quarter, the market appeared to want some resolution of global concerns before it could resume its advance. That resolution came in the form of several rate cuts executed in close succession by the Federal Reserve meant to reverse the building credit crunch and address impending global recession. Equity markets suddenly reversed course in the fourth quarter, staging a dramatic rise in response to these initiatives. The S&P 500 regained new highs in the final three months of the year posting a 21.3% final quarter, up 28.57% for the year.

As has been the pattern for several years, returns to S&P 500 Index significantly out paced those of the median mutual fund manager as measured by the Lipper Universe General Equity Average. Small capitalization and mid capitalization stocks, as represented by the S&P 600 (19.09 %) and S&P 400 (28.18%) respectively, registered sizeable returns in the fourth quarter but lagged large-cap returns for the full year, providing -1.33% and 17.581% for the S&P 600 and S&P 400 respectively. The lack of breadth in index results also continued with the largest returns confined to a limited list of the largest firms and half the index constituents losing ground for the year.

While economic conditions in the US remain strong, certainly relative to many parts of the world, there are elements of fragility that will need to be successfully navigated if our long running expansion is to continue. A nagging current account deficit, simultaneous contraction in productivity growth and in availability of new labor, and the impact of the EMU on our overseas markets would be among these concerns. They would also include the full impact of the looming Y2K deadline and the fallout of the realized values attached to technology stocks (particularly internet-related) which have appreciated quickly as a group but will surely produce both winners and losers.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND MANAGEMENT DISCUSSION AND ANALYSIS
(Unaudited)  (Continued)                                                       2

--------------------------------------------------------------------------
                 [THE FOLLOWING APPEARS AS A BAR CHART GRAPHIC]


            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)
                               1/1/89 - 12/31/98


|------------------------------------------------------|
|              AVERAGE ANNUAL RETURN                   |
|                                                      |
|               1 Year  3 Year   5 Year   10 Year      |
|12/31/98       28.60%  28.07%   23.67%   18.06%       |
|------------------------------------------------------|


             CVP S&P 500           S&P 500     CVP S&P 500       S&P 500
              UNIT VALUE        UNIT VALUE     INVESTMENT     INVESTMENT

12/88          54.46724             2.21877      $10,000        $10,000
12/89          70.38122             2.91690      $12,922        $13,146
12/90          67.57532             2.82359      $12,407        $12,726
12/91          92.88598             3.68554      $17,054        $16,611
12/92          96.21627             3.96892      $17,665        $17,888
12/93          99.07173             4.36613      $18,189        $19,678
12/94          99.73383             4.42386      $18,311        $19,938
12/95         136.45345             6.08354      $25,052        $27,419
12/96         167.12847             7.49850      $30,684        $33,796
12/97         222.86407            10.00000      $40,917        $45,070
12/98         286.61326            12.85700      $52,621        $57,947


CVP S&P 500 = CIGNA Variable Products S&P 500 Index Fund

S&P 500 = Standard & Poors 500 Index - Total Return


CIGNA Variable Products S&P 500 Index Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in the net asset value. The Fund does not charge a sales load, but may be used with variable insurance products that contain other charges which would affect the ultimate return to the investor. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage charges or other investment expenses. As of November 1993, the Fund changed its investment approach from active management to an index method which attempts to replicate the total return performance of the S&P 500, after Fund expenses.


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998                                                                    3

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
COMMON STOCKS - 90.3%
Microsoft Corp.*                          45,500       $  6,310
General Electric Co.                      60,200          6,144
Intel Corp.                               31,300          3,711
MCI WorldCommunications, Inc.             49,609          3,559
Wal-Mart Stores, Inc.                     41,500          3,380
Exxon Corp.                               45,200          3,305
Merck & Co., Inc.                         22,100          3,264
International Business Machines Corp.     17,400          3,215
Coca-Cola Co.                             45,600          3,050
Pfizer, Inc.                              24,100          3,023
Lucent Technologies, Inc.                 24,268          2,669
Cisco Systems, Inc.*                      28,350          2,631
A T & T Corp.                             33,500          2,521
Bristol-Myers Squibb Co.                  18,400          2,462
Philip Morris Companies, Inc.             44,900          2,402
Procter & Gamble Co.                      24,800          2,265
Johnson & Johnson                         24,900          2,088
Citigroup, Inc.                           41,992          2,079
SBC Communications, Inc.                  36,206          1,942
BankAmerica Corp.                         31,918          1,919
Royal Dutch Petroleum Co.                 39,600          1,896
American International Group, Inc.        19,412          1,876
BellSouth Corp.                           36,600          1,825
Lilly (Eli) & Co.                         20,500          1,822
Dell Computer Corp.*                      23,800          1,742
Home Depot, Inc.                          27,200          1,664
Bell Atlantic Corp.                       28,694          1,521
Schering-Plough Corp.                     27,200          1,503
Federal National Mortgage Association     19,200          1,421
Abbott Laboratories                       28,500          1,397
American Home Products Corp.              24,300          1,368
America Online, Inc.*                      8,500          1,360
Time Warner, Inc.                         21,800          1,353
Ford Motor Co.                            22,400          1,315
Hewlett-Packard Co.                       19,100          1,305
Ameritech Corp.                           20,300          1,287
Compaq Computer Corp.                     30,575          1,282
Mobil Corp.                               14,400          1,255
Wells Fargo & Co.                         29,660          1,185

                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
GTE Corp.                                     17,800      $  1,157
Warner-Lambert Co.                            15,100         1,135
Disney (Walt) Co.                             37,800         1,134
PepsiCo, Inc.                                 27,600         1,130
du Pont (E.I.) de Nemours & Co.               20,900         1,109
Banc One Corp.                                21,619         1,104
First Union Corp.                             17,928         1,090
Chase Manhattan Corp.                         15,784         1,074
Gillette Co.                                  20,800         1,005
Chevron Corp.                                 12,100         1,004
Unilever NV                                   11,800           979
McDonald's Corp.                              12,700           973
Tyco International Ltd.                       11,899           898
General Motors Corp.                          12,400           887
American Express Company                       8,500           869
Federal Home Loan Mortgage Corp.              12,500           805
Morgan Stanley, Dean Witter, Discover &
   Co.                                        11,070           786
EMC  Corp.*                                    9,200           782
Oracle Systems Corp.*                         18,012           777
Airtouch Communications, Inc.*                10,600           765
Xerox Corp.                                    6,100           720
Sprint Corp.                                   8,000           673
Motorola, Inc.                                11,000           672
Gap (The), Inc.                               11,775           662
Medtronic, Inc.                                8,700           646
Texas Instruments, Inc.                        7,200           616
Boeing Company                                18,676           609
Northern Telecom Ltd.                         12,060           605
U.S. West, Inc.                                9,299           601
Sun Microsystems, Inc.*                        7,000           599
Allstate Corp.                                15,496           599
Anheuser-Busch Companies, Inc.                 9,000           591
Kimberly-Clark Corp.                          10,332           563
Bank of New York, Inc.                        13,900           559
Safeway, Inc.*                                 9,100           555
Associates First Capital Corp., Class A       12,738           540
Walgreen Co.                                   9,200           539
Pharmacia & Upjohn, Inc.                       9,410           533
Minnesota Mining and Manufacturing Co.         7,500           533
MediaOne Group, Inc.*                         11,300           531


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998 (Continued)                                                        4

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Texaco, Inc.                              10,000        $   529
Monsanto Company                          11,100            527
Carnival Corp.                            10,900            523
Tele-Communications, Inc., Class A*        9,400            520
Colgate-Palmolive Co.                      5,500            511
Emerson Electric Co.                       8,200            496
Amgen, Inc.*                               4,700            491
Viacom, Inc., Class B*                     6,600            488
Waste Management, Inc.                    10,432            486
U. S. Bancorp, Inc.                       13,702            486
Sara Lee Corp.                            17,200            485
Fleet Financial Group, Inc.               10,432            466
Campbell Soup Company                      8,400            462
Schlumberger Ltd.                         10,000            461
Allied-Signal, Inc.                       10,400            461
United Technologies Corp.                  4,200            457
Electronic Data Systems Corp.              9,100            457
Automatic Data Processing, Inc.            5,600            449
National City Corp.                        6,100            442
Dayton Hudson Corp.                        8,100            439
CBS Corp.                                 13,300            436
Eastman Kodak Co.                          6,000            432
----------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                                132,229
----------------------------------------------------------------
Computer Associates International,
   Inc.                                   10,112            431
Merrill Lynch & Co., Inc.                  6,400            427
Duke Energy Co.                            6,662            427
Schwab (Charles) Corp.                     7,425            417
Washington Mutual, Inc.                   10,505            401
Comcast Corp., Class A (Special)           6,800            399
CVS Corp.                                  7,100            391
Heinz (H.J.) Co.                           6,800            385
Atlantic Richfield Co.                     5,900            385
Dow Chemical Co.                           4,200            382
Southern Company                          12,900            375
Firstar Corp.                              4,000            373
American General Corp.                     4,698            366
Household International, Inc.              9,046            358
ALLTEL Corp.                               5,900            353
Raytheon Co., Class B                      6,600            351


                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
MBNA Corp.                                    13,968       $   348
Enron Corp.                                    6,100           348
Morgan (J.P.) & Co.                            3,300           347
Fifth Third Bancorp                            4,825           344
Gannett Co., Inc.                              5,300           342
Pitney-Bowes, Inc.                             5,100           337
Baxter International, Inc.                     5,200           334
Lowes Companies, Inc.                          6,500           333
Wachovia Corp.                                 3,800           332
Mellon Bank Corp.                              4,800           330
Caterpillar, Inc.                              6,800           313
Guidant Corp.                                  2,800           309
CIGNA Corp.                                    4,000           309
Lockheed Martin Corp.                          3,630           308
Sears, Roebuck & Company                       7,200           306
PNC Bank Corp.                                 5,600           303
Cendant Corp.*                                15,704           299
SunTrust Banks, Inc.                           3,900           298
Burlington Northern Santa Fe Corp.             8,767           296
3Com Corp.*                                    6,600           296
Columbia/HCA Healthcare Corp.                 11,900           295
SunAmerica, Inc.                               3,600           292
Applied Materials, Inc.*                       6,800           290
Costco Companies, Inc.*                        4,000           289
Albertson's, Inc.                              4,500           287
Cardinal Health, Inc.                          3,750           285
Kroger Co.*                                    4,700           284
Bestfoods                                      5,300           282
ConAgra, Inc.                                  8,900           280
Marsh & McLennan Companies, Inc.               4,700           275
Illinois Tool Works, Inc.                      4,600           267
First Data Corp.                               8,300           263
Aluminum Co. of America                        3,500           261
May Department Stores Co.                      4,300           260
KeyCorp                                        8,116           260
Kellogg Co.                                    7,600           259
International Paper Co.                        5,707           256
Clear Channel Communications, Inc.*            4,600           251
Compuware Corp.*                               3,200           250
Tellabs, Inc.*                                 3,600           247


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998 (Continued)                                                        5

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Williams Companies, Inc.                   7,800        $   243
Texas Utilities Co.                        5,200            243
Seagram Company Ltd.                       6,400            243
Hartford Financial Services Group, Inc.    4,400            241
Staples, Inc.*                             5,500            240
Halliburton Co.                            8,100            240
FDX Corp.*                                 2,700            240
Rite Aid Corp.                             4,800            238
Ascend Communications, Inc.*               3,600            237
Consolidated Edison Co. of N.Y., Inc.      4,400            233
Textron, Inc.                              3,000            228
HBO and Company                            7,900            227
IMS Health, Inc.                           3,000            226
General Mills, Inc.                        2,900            225
PG & E Corp.                               7,100            224
Norfolk Southern Corp.                     7,000            222
Clorox Co.                                 1,900            222
Progressive Corp, Ohio                     1,300            220
Penney (J.C.) Co., Inc.                    4,600            216
NIKE, Inc., Class B                        5,300            215
Aetna, Inc.                                2,726            214
Avon Products, Inc.                        4,800            212
FPL Group, Inc.                            3,400            210
BB & T Corp.                               5,200            210
BankBoston Corp.                           5,400            210
State Street Corp.                         3,000            209
AMP, Inc.                                  4,012            209
Union Pacific Corp.                        4,600            207
Loews Corp.                                2,100            206
Phillips Petroleum Co.                     4,800            205
Providian Financial Corp.                  2,700            202
AMR Corp.*                                 3,400            202
Chubb Corp.                                3,100            201
Interpublic Group of Companies, Inc.       2,500            199
Micron Technology, Inc.                    3,900            197
Becton, Dickinson and Co.                  4,600            196
Solectron Corp.*                           2,100            195
Comerica, Inc.                             2,850            194
Corning, Inc.                              4,300            193
Boston Scientific Corp.*                   7,200            193



                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
PPG Industries, Inc.                           3,300      $    192
Ralston Purina Co.                             5,900           191
Archer-Daniels-Midland Co.                    11,080           190
Wrigley (Wm.) Jr. Company                      2,100           188
---------------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                                    159,763
---------------------------------------------------------------------
Weyerhaeuser Co.                               3,700           188
American Stores Co.                            5,100           188
Edison International                           6,700           187
Computer Sciences Corp.*                       2,900           187
Northern Trust Corp.                           2,100           183
McGraw-Hill Cos., Inc.                         1,800           183
Masco Corp.                                    6,300           181
Omnicom Group                                  3,100           180
Service Corporation International              4,700           179
Sprint Corp. (PCS Group)*                      7,700           178
Kohl's Corp.*                                  2,900           178
Houston Industries, Inc.                       5,507           177
Conseco, Inc.                                  5,758           176
Rockwell International Corp.                   3,600           175
Aon Corp.                                      3,150           174
Honeywell, Inc.                                2,300           173
Public Service Enterprises Group, Inc.         4,300           172
Air Products & Chemicals, Inc.                 4,300           172
TJX Companies, Inc.                            5,900           171
PECO Energy Co.                                4,100           171
Sysco Corp.                                    6,200           170
Federated Department Stores, Inc.*             3,900           170
Meyer (Fred),  Inc.*                           2,800           169
BMC Software, Inc.*                            3,800           169
Dominion Resources, Inc.                       3,600           168
CSX Corp.                                      4,000           166
American Electric Power Co., Inc.              3,500           165
Fort James Corp.                               4,100           164
Hershey Foods Corp.                            2,600           162
Regions Financial Corp.                        4,000           161
USX-Marathon Group                             5,300           160
Unisys Corp.*                                  4,600           158
AES Corp.*                                     3,300           156
United Healthcare Corp.                        3,600           155


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998 (Continued)                                                        6

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Quaker Oats Co.                            2,600        $   155
Lincoln National Corp.                     1,900            155
Unicom Corp.                               4,000            154
Paychex, Inc.                              3,000            154
Bankers Trust New York Corp.               1,800            154
UNUM Corp.                                 2,600            152
Tribune Co.                                2,300            152
Deere & Co.                                4,600            152
St. Paul Companies, Inc.                   4,332            151
Tenet Healthcare Corp.*                    5,700            150
Franklin Resources, Inc.                   4,700            150
Dover Corp.                                4,100            150
SLM Holding Corp.                          3,100            149
Jefferson-Pilot Corp.                      1,975            148
Gateway 2000, Inc.*                        2,900            148
Ingersol-Rand Co.                          3,100            146
Goodyear Tire and Rubber Co.               2,900            146
Delta Air Lines, Inc.                      2,800            146
Donnelley (R.R.) & Sons Co.                3,300            145
Summit Bancorp                             3,300            144
Sempra Energy*                             5,654            143
Entergy Corp.                              4,600            143
Tricon Global Restaurants, Inc.*           2,840            142
FirstEnergy Corp.                          4,300            140
Transamerica Corp.                         1,200            139
Coca-Cola Enterprises, Inc.                3,900            139
Southwest Airlines Co.                     6,150            138
Kmart Corp.*                               9,000            138
Capital One Financial Corp.                1,200            138
Seagate Technology, Inc.*                  4,500            136
Marriott International, Inc.               4,700            136
Danaher Corp.                              2,500            136
Coastal Corp.                              3,900            136
General Dynamics Corp.                     2,300            135
Barrick Gold Corp.                         6,900            135
Carolina Power & Light Co.                 2,800            132
Unocal Corp.                               4,500            131
TRW, Inc.                                  2,300            129
Mercantile Bancorporation, Inc.            2,800            129
Aegon NV ARS                               1,042            127


                                                           MARKET
                                          NUMBER OF         VALUE
                                             SHARES         (000)
-------------------------------------------------------------------
Mattel, Inc.                               5,445       $    124
Dana Corp.                                 3,043            124
Nabisco (RJR) Holdings Corp.               4,100            122
Limited, Inc.                              4,200            122
Winn-Dixie Stores, Inc.                    2,700            121
Pioneer Hi-Bred International, Inc.        4,500            121
New York Times Co., Class A                3,500            121
NEXTEL Communications, Inc., Class A*      5,100            120
Newell Company                             2,900            120
HealthSouth Corp.*                         7,800            120
UST, Inc.                                  3,400            119
Burlington Resources, Inc.                 3,310            119
Synovus Financial Corp.                    4,850            118
Novell, Inc.*                              6,500            118
MBIA, Inc.                                 1,800            118
Huntington Bancshares, Inc.                3,890            117
PacifiCorp                                 5,500            116
DTE Energy Co.                             2,700            116
Occidental Petroleum Corp.                 6,800            115
Cincinnati Financial Corp.                 3,100            114
Alcan Aluminum Ltd.                        4,200            114
SAFECO Corp.                               2,600            112
Lehman Brothers Holdings, Inc.             2,540            112
Genuine Parts Co.                          3,350            112
Union Planters Corp.                       2,400            109
Frontier Corp.                             3,200            109
Central & Southwest Corp.                  3,900            107
-------------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                                174,512
-------------------------------------------------------------------
Ameren Corp.                               2,500            107
Union Carbide Corp.                        2,500            106
Tenneco, Inc.                              3,100            106
Maytag Corp.                               1,700            106
GPU, Inc.                                  2,400            106
Cooper Industries, Inc.                    2,200            105
Provident Companies, Inc.                  2,500            104
Baker Hughes, Inc.                         5,890            104
VF Corp.                                   2,200            103
Rohm & Haas Co.                            3,400            102
Praxair, Inc.                              2,900            102


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998 (Continued)                                                        7

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
New Century Energies, Inc.                 2,100        $   102
Apple Computer, Inc.                       2,500            102
Golden West Financial Corp.                1,100            101
Fortune Brands, Inc.                       3,200            101
Dun & Bradstreet Corp.                     3,200            101
Black & Decker Corp.                       1,800            101
Georgia-Pacific Corp.                      1,700            100
Countrywide Credit Industries, Inc.        2,000            100
Cinergy Corp.                              2,920            100
U.S. Airways Group, Inc.*                  1,900             99
Avery Dennison Corp.                       2,200             99
Brown-Forman Corporation, Class B          1,300             98
Nordstrom, Inc.                            2,800             97
Consolidated Natural Gas Co.               1,800             97
Browning-Ferris Industries, Inc.           3,400             97
Northrop Grumman Corp.                     1,300             95
General Instrument Corp.*                  2,800             95
Sherwin-Williams Co.                       3,200             94
Johnson Controls, Inc.                     1,600             94
Torchmark Corp.                            2,600             92
Equifax, Inc.                              2,700             92
Eaton Corp.                                1,300             92
AutoZone, Inc.*                            2,800             92
Republic New York Corp.                    2,000             91
Ceridian Corp.*                            1,300             91
Times Mirror Co., Class A                  1,600             90
Circuit City Stores, Inc.                  1,800             90
Owens-Illinois,  Inc.*                     2,900             89
Hasbro, Inc.                               2,450             89
Union Camp Corp.                           1,300             88
Toys 'R' Us, Inc.*                         5,200             88
Rubbermaid, Inc.                           2,800             88
Perkin-Elmer Corp.                           900             88
International Flavors & Fragrances, Inc.   2,000             88
Hilton Hotels Corp.                        4,600             88
ITT Industries, Inc.                       2,200             87
Ecolab, Inc.                               2,400             87
Columbia Energy Group                      1,500             87
PP & L Resources, Inc.                     3,100             86
Comcast Corp., Class A                     1,500             86

                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Block (H & R), Inc.                        1,900         $   86
Cox Communications, Inc., Class A*         1,229             85
Biomet, Inc.                               2,100             85
Amerada Hess Corp.                         1,700             85
MGIC Investment Corp.                      2,100             84
ALZA Corp.*                                1,600             84
Baltimore Gas & Electric Co.               2,700             83
Tandy Corp.                                2,000             82
Parametric Technology Corp.*               5,000             82
Dow Jones & Co., Inc.                      1,700             82
PeopleSoft, Inc.*                          4,300             81
Dollar General Corp.                       3,375             80
Whirlpool Corp.                            1,400             78
Sealed Air Corp.*                          1,536             78
Northern States Power Co.                  2,800             78
Bear Stearns Companies, Inc.               2,100             78
Allergan, Inc.                             1,200             78
Knight-Ridder, Inc.                        1,500             77
Grainger (W.W.), Inc.                      1,800             75
Advanced Micro Devices, Inc.*              2,600             75
Allegheny Teledyne, Inc.                   3,640             74
Champion International Corp.               1,800             73
Crown Cork & Seal Co., Inc.                2,300             71
Willamette Industries, Inc.                2,100             70
Nucor Corp.                                1,600             69
KLA-Tencor Corp.*                          1,600             69
Harcourt General, Inc.                     1,300             69
Reynolds Metals Co.                        1,300             68
Ashland, Inc.                              1,400             68
Anadarko Petroleum Corp.                   2,200             68
Eastman Chemical Co.                       1,500             67
Parker-Hannifin Corp.                      2,025             66
Fluor Corp.                                1,500             64
SuperValu, Inc.                            2,200             62
Sunoco, Inc.                               1,700             61
Laidlaw, Inc., Class B, (non-voting)       6,100             61
PACCAR, Inc.                               1,450             60
Bausch & Lomb, Inc.                        1,000             60
Temple-Inland, Inc.                        1,000             59
Morton International, Inc.                 2,400             59


The Notes to Financial Statements are and integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998 (Continued)                                                        8

                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Pall Corp.                                 2,300        $   58
Dillard Department Stores, Inc., Class A   2,000            57
Sigma-Aldrich Corp.                        1,900            56
Phelps Dodge Corp.                         1,100            56
Niagara Mohawk Power Co.                   3,500            56
Mead Corp.                                 1,900            56
Adobe Systems, Inc.                        1,200            56
Humana, Inc.*                              3,100            55
Harris Corp.                               1,500            55
Deluxe Corp.                               1,500            55
Sonat, Inc.                                2,000            54
-------------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                               182,953
-------------------------------------------------------------------
Placer Dome, Inc.                          4,600            53
American Greetings Corp., Class A          1,300            53
Wendy's International, Inc.                2,400            52
Newmont Mining Corp.                       2,863            52
Engelhard Corp.                            2,650            52
Westvaco Corp.                             1,850            50
Centex Corp.                               1,100            50
Bard (C. R.), Inc.                         1,000            50
Thermo Electron Corp.*                     2,900            49
Mirage Resorts, Inc.*                      3,300            49
Hercules, Inc.                             1,800            49
Darden Restaurants, Inc.                   2,700            49
Raychem Corp.                              1,500            48
Goodyear Tire & Rubber Co.                 1,300            47
Apache Corp.                               1,800            46
Silicon Graphics, Inc.*                    3,500            45
Brunswick Corp.                            1,800            45
Stanley Works                              1,600            44
Great Lakes Chemical Corp.                 1,100            44
Thomas & Betts Corp.*                      1,000            43
St. Jude Medical, Inc.*                    1,550            43
Mallinckrodt Group, Inc.                   1,400            43
Union Pacific Resources Group, Inc.        4,649            42
LSI Logic Corp.*                           2,600            42
Armstrong World Industries., Inc.            700            42
National Semiconductor Corp.*              3,000            41
King World Productions, Inc.*              1,400            41

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Coors (Adolph) Co., Class B                  700        $    40
Consolidated Stores Corp.*                 2,000             40
NICOR, Inc.                                  900             38
Meredith Corp.                             1,000             38
Liz Claiborne, Inc.                        1,200             38
Bemis Company, Inc.                        1,000             38
Autodesk, Inc.                               900             38
USX-U.S. Steel Group                       1,600             37
Snap-On, Inc.                              1,050             37
Navistar International Corp., Inc.*        1,300             37
Nalco Chemical Co.                         1,200             37
Louisiana-Pacific Corp.                    2,000             37
Ryder System, Inc.                         1,400             36
Homestake Mining Co.                       3,900             36
Crane Co.                                  1,200             36
Owens-Corning Fiberglas Corp.              1,000             35
HCR Manor Care, Inc.*                      1,200             35
Scientific-Atlanta, Inc.                   1,500             34
Kerr-McGee Corp.                             900             34
Freeport McMoRan Copper & Gold, Inc.,
   Class B                                 3,300             34
FMC Corp.*                                   600             34
Inco Ltd.                                  3,100             33
Cooper Tire & Rubber Co.                   1,500             31
Case Corp.                                 1,400             31
Boise Cascade Corp.                        1,000             31
National Service Industries, Inc.            800             30
Harrah's Entertainment, Inc.*              1,850             29
Alberto-Culver Co., Class B                1,100             29
Pulte Corp.                                1,000             28
Peoples Energy Corp.                         700             28
Tektronix, Inc.                              900             27
Oryx Energy Co.*                           2,000             27
McDermott International, Inc.              1,100             27
Ball Corp.                                   600             27
Longs Drug Stores Corp.                      700             26
Andrew Corp.*                              1,593             26
Shared Medical Systems Corp.                 500             25
Cummins Engine Co., Inc.                     700             25
Briggs & Stratton Corp.                      500             25
Fleetwood Enterprises, Inc.                  700             24


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
   31, 1998 (Continued)                                                        9

                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES         (000)
-------------------------------------------------------------------
Cabletron Systems, Inc.*                       2,900       $    24
Worthington Industries, Inc.                   1,800            23
Payless ShoeSource, Inc.*                        496            23
Millipore Corp.                                  800            23
ONEOK, Inc.                                      600            22
Grace (W.R.) & Co.                             1,400            22
EG & G, Inc.                                     800            22
Autoliv, Inc.                                    579            22
Timken Co.                                     1,100            21
Ikon Office Solutions, Inc.                    2,500            21
Great Atlantic & Pacific Tea Co., Inc.           700            21
Covance, Inc.*                                   725            21
Tupperware Corp.                               1,200            20
Kaufman & Broad Home Corp.                       700            20
Bethlehem Steel Corp.*                         2,400            20
Pep Boys-Manny, Moe & Jack                     1,200            19
Moore Corporation Ltd.                         1,700            19
Potlatch  Corp.                                  500            18
NACCO Industries, Inc., Class A                  200            18
Jostens, Inc.                                    700            18
Fruit of The Loom, Inc., Class A*              1,300            18
Eastern Enterprises                              400            18
Springs Industries, Inc., Class A                400            17
Helmerich & Payne, Inc.                          900            17
Cyprus Amax Minerals Co.                       1,700            17
Battle Mountain Gold Co.                       4,200            17
Rowan Companies, Inc.*                         1,600            16
Earthgrains Co.                                  512            16
Waddell & Reed Financial, Inc., Class B*         636            15
Reebok International Ltd.                      1,000            15
Polaroid Corp.                                   800            15
Newport News Shipbuilding & Dry Dock Co.         440            15
Data General Corp.*                              900            15
Aeroquip-Vickers, Inc.                           500            15
Russell Corp.                                    700            14
El Paso Natural Gas Co.                          408            14
Nielson Media Research, Inc.*                    700            13
Milacron, Inc.                                   700            13
Corn Products International, Inc.*               425            13
ChoicePoint, Inc.*                               180            12


                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Foster Wheeler Corp.                         800       $     11
Asarco, Inc.                                 700             11
Inland Steel Industries, Inc.                600             10
Harnischfeger Industries, Inc.               900              9
Safety-Kleen Corp.*                          560              8
CommScope, Inc.*                             500              8
U.S. Industries, Inc.                        320              6
Quest Diagnostics, Inc.*                     362              6
Harland (J.H.) Co.                           400              6
Donnelley, (R.H.) Corp.                      420              6
Strattec Security Corp.*                     180              5
GC Companies, Inc.*                          120              5
Bassett Furniture Industries, Inc.           200              5
Schweitzer-Mauduit International, Inc.       230              4
Roadway Express, Inc.                        300              4
Bally Total Fitness Holding Co.*             175              4
Aviall, Inc.                                 300              4
Agribrands International, Inc.*              130              4
Waddell & Reed Financial, Inc., Class A      147              3
Octel Corp.*                                 200              3
General Semiconductor, Inc.*                 375              3
Abercrombie and Fitch Co., Class A*           46              3
Highlands Insurance Group, Inc.*             160              2
Crown Vantage, Inc.*                         120              1
Crescendo Pharmaceuticals, Class A*           50              1
Brunos, Inc.*                                 31              1
Allergan Specialty Ther., Inc., Class A*      40              1
                                                    ------------
TOTAL COMMON STOCKS - 90.3%
    (Cost - $105,664,207)                               186,371
                                                    ------------

PREFERRED STOCK - 0 .0%
    (Cost - $28,291)
Aetna, Inc., Class C*                        142             11
Sealed Air Corp., Class A                    475             25
                                                    ------------
                                                             36
                                                    ------------
WARRANTS -0 .0%
    (Cost - $162)
Morrison Knudsen Corp., Expire 2003*          46              1
                                                    ------------


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    10

                                                            MARKET
                                          PRINCIPAL          VALUE
                                            (000)            (000)
-------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 10.1%
COMMERCIAL PAPER - 9.6%
American Express Co.,
    6.0%, 1/4/99                            $  2,760      $  2,760
    6.1%, 1/5/99                               4,895         4,895
Ford Motor Credit Co., 5.76%, 1/6/99           5,807         5,807
General Electric Capital Corp.,
    4.9%, 1/7/99                               6,405         6,405
                                                       ------------
                                                            19,867
                                                       ------------
U.S. GOVERNMENT - .5%
U. S. Treasury Bills,
    5.02%, 1/7/99**                              616           615
    5.0%, 1/21/99**                              415           414
                                                       ------------
                                                             1,029
                                                       ------------
TOTAL SHORT-TERM OBLIGATIONS
    (Cost - $20,896,332)                                    20,896
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES - 100.4%
    (Total Cost - $126,588,992)                            207,304
Liabilities, Less Cash and Other Assets  - (0.4%)             (829)
                                                       ------------
NET ASSETS - 100.0%                                      $ 206,475
                                                       ============


*    Non-income producing securities.
** Pledged as collateral for Stock Index Futures Contracts. At December 31, 1998, the Fund was long 65 S&P 500 Futures Contracts expiring in March, 1999. Unrealized gains amounted to $1,131,813. Underlying face value was $18,843,175 and underlying market value was $19,974,988.



----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                        (IN THOUSANDS)
                                        --------------
ASSETS:
Investments at market value
   (Cost - $126,588,992)                 $ 207,304
Cash                                             3
Receivable for investments sold              1,088
Receivable for fund shares sold                 95
Dividend receivable                            196
Interest receivable                              7
Variation margin receivables                    55
Investment for trustees' deferred
   compensation plan                           147
Other                                           78
                                        -----------
     TOTAL ASSETS                          208,973
                                        -----------

LIABILITIES:
Payable for investments purchased            2,177
Payable for fund shares repurchased              9
Deferred trustees' fees payable                147
Accrued advisory fees payable                   42
Other accrued expenses (including $67,635
   due to affiliate)                           123
                                        -----------
     TOTAL LIABILITIES                       2,498
                                        -----------

NET ASSETS (Equivalent to $19.73 per
   share based on 10,466,653 shares
   outstanding)                          $ 206,475
                                        ===========


COMPONENTS OF NET ASSETS:
Paid in capital                          $ 123,175
Distributions in excess of net
   investment income                           (18)
Unrealized appreciation of investments      81,848
Accumulated net realized gain                1,470
                                        -----------
NET ASSETS                               $ 206,475
                                        ===========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    11

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998


                                                  (IN THOUSANDS)
                                                  -------------
INVESTMENT INCOME
INCOME:
   Dividends                                            $ 1,834
   Interest                                               1,948
                                                       ---------
                                                          3,782
EXPENSES:
   Investment advisory fees                                 395
   Custodian fees                                           178
   Administrative services                                   71
   Auditing and legal fees                                   26
   Shareholder reports                                       10
   Trustees' fees                                             9
   Other                                                      3
                                                       ---------
   Total expenses                                           692
   Less expenses waived by advisor                         (297)
                                                       ---------
   Net Expenses                                             395

NET INVESTMENT INCOME                                     3,387
                                                       ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments                       737
   Net realized gain from futures contracts               2,706
   Unrealized appreciation of investments                34,804
   Net unrealized gain from futures contracts             1,132
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS          39,379
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $42,766
                                                       =========


----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                             YEARS ENDED DECEMBER 31,
                                              1998              1997
                                         ---------------   ----------------
                                                  (IN THOUSANDS)
                                         ----------------------------------
OPERATIONS:
Net investment income                         $   3,387          $   1,731
Net realized gain from investments                  737              2,336
Net realized gain from futures contracts          2,706              1,451
Unrealized appreciation of investments           34,804             19,269
Unrealized appreciation on
    futures contracts                             1,132                815
                                         ---------------   ----------------
Net increase in net assets
    from operations                              42,766             25,602
                                         ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
    ($.40 and $.32 per share)                    (4,108)            (2,245)
From net realized gain
    ($.18 and $.36 per share)                    (1,817)            (2,517)
                                         ---------------   ----------------

Total distributions to shareholders              (5,925)            (4,762)
                                         ---------------   ----------------

CAPITAL SHARE TRANSACTIONS:
    Net increase from capital share
    transactions                                 53,326             23,955
                                         ---------------   ----------------

NET INCREASE IN NET ASSETS                       90,167             44,795

NET ASSETS:
Beginning of period                             116,308             71,513
                                         ---------------   ----------------
End of period (Including overdistributed
    net investment income of $18,123
    and $65,539 respectively)                 $ 206,475         $  116,308
                                         ===============   ================


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      12



1. UTILIZATION OF INDEXATION APPROACH. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      13
   (CONTINUED)



were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. CII has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.25% of average daily net assets until May 1, 2000, and afterwards to the extent described in the Fund's prospectus.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the twelve months ended December 31, 1998, the Fund paid or accrued $28,636.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $61,654,999 and $2,763,565, respectively, for the year ended December 31, 1998. As of December 31, 1998, the cost of securities, excluding short term obligations, held for Federal income tax purposes was $127,016,610. At December 31, 1998, unrealized appreciation for Federal income tax purposes aggregated $80,287,779, of which $81,941,965 related to appreciated securities and $1,654,186 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 10,466,653 shares outstanding at December 31, 1998, 10,318,142, shares were held by State Street Bank and Trust Company as custodian under an agreement with Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by that company. The remainder, representing 1.4% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.



----------------------------------------------------------------------------------------
Transactions in capital stock were as follows:

                                           Year Ended                  Year Ended
                                       December 31, 1998            December 31, 1997
                                       Shares     Amount          Shares       Amount
                                       (000)      (000)            (000)       (000)
----------------------------------------------------------------------------------------
Amount sold                              3,608    $ 61,841          1,928      $ 28,750

Amount issued to shareholders
  in reinvestment of dividends
  and distributions                        320       5,925            311         4,762
                                      --------- -----------       --------   -----------
                                         3,928      67,766          2,239        33,512

Amount redeemed                           (811)    (14,440)          (660)       (9,557)
                                      --------- -----------       --------   -----------

Net increase                             3,117    $ 53,326          1,579      $ 23,955
                                      ========= ===========       ========   ===========


--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS
   (CONTINUED)                                                                14

7. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


-------------------------------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                        1998           1997          1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 15.83       $ 12.40       $ 10.75        $ 8.19        $ 9.20
                                                         --------      --------      --------       -------       -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income*                                      0.34          0.25          0.22          0.21          0.19
Net realized and unrealized gain (loss)                     4.14          3.86          2.17          2.80         (0.13)
                                                           ------        ------        ------        ------        ------

TOTAL FROM INVESTMENT OPERATIONS                            4.48          4.11          2.39          3.01          0.06
                                                           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
From net investment income                                 (0.40)        (0.32)        (0.29)        (0.27)        (0.14)
From capital gains                                         (0.18)        (0.36)        (0.45)        (0.18)        (0.85)
In excess of net capital gains                               -             -             -             -           (0.08)
                                                           ------       -------       -------       -------        ------
TOTAL DISTRIBUTIONS                                        (0.58)        (0.68)        (0.74)        (0.45)        (1.07)
                                                           ------       -------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                           $ 19.73       $ 15.83       $ 12.40       $ 10.75        $ 8.19
                                                         ========      ========       ========     ========       =======
TOTAL INVESTMENT RETURN                                    28.60%        33.35%        22.48%        36.82%         0.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $ 206,475 **   $116,308 **   $ 71,513 **   $ 66,283     $ 54,728
Ratio of operating expenses to average net assets           0.25% a       0.25% a       0.60% a       0.73%        0.78%
Ratio of net investment income to average net assets        2.14% b       1.93% b       1.78% b       2.05%        2.23%
Portfolio turnover                                             2%            4%            4%            4%            4%


a. Ratios of expenses to average net assets prior to expense reimbursements were 0.44%, 0.55% and 0.64% for the 1998, 1997 and 1996 periods, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were 1.95%, 1.63%, and 1.74% for the 1998, 1997 and 1996 periods, respectively.
* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent difference between financial and tax accounting.
** Total return would have been lower if certain expenses had not been reimbursed by the Advisor.

--------------------------------------------------------------------------------
                                                                              15



REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of CIGNA Variable Products S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Variable Products S&P 500 Index Fund (the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    16

TRUSTEES                                   OFFICERS
Hugh R. Beath                              Richard H. Forde
ADVISORY DIRECTOR,                         CHAIRMAN OF THE BOARD
ADMEDIA CORPORATE ADVISORS, INC.           AND PRESIDENT


Richard H. Forde                           Alfred A. Bingham III
SENIOR MANAGING DIRECTOR,                  VICE PRESIDENT AND TREASURER
CIGNA INVESTMENTS, INC.

Russell H. Jones                           Jeffrey S. Winer
VICE PRESIDENT AND TREASURER,              VICE PRESIDENT AND SECRETARY
KAMAN CORPORATION

Thomas C. Jones                            CUSTODIAN AND TRANSFER AGENT
PRESIDENT, CIGNA INVESTMENT                State Street Bank and Trust Company
MANAGEMENT AND CIGNA                       P.O. Box 2351
INVESTMENTS, INC.                          Boston, Massachusetts 02107

Paul J. McDonald                           INVESTMENT ADVISER:
SENIOR EXECUTIVE VICE PRESIDENT            CIGNA Investment, Inc.
AND CHIEF ADMINISTRATIVE OFFICER,          900 Cottage Grove Road
FRIENDLY ICE CREAM CORPORATION             Hartford, Connecticut 06152


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